Business Combination	12 Months Ended
Sep. 30, 2024
Business Combination [Abstract]
BUSINESS COMBINATION

13. BUSINESS COMBINATION

Acquisition of Alpha HK

Alpha HK has not commenced its operations. On December 19, 2023, the Company acquired the entire equity interest from the Fuchsia Capital Limited for a cash consideration of HK$10,000. Upon the completion of the transaction, the Company held 100% equity interest of Alpha HK and it became a wholly-owned subsidiary of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follow:

HK$
Net asset acquired	9,461
Goodwill	539
Total	10,000

Goodwill arising from this acquisition was immaterial and written off directly during the year.